LVIP BlackRock Advantage Allocation Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–46.82%
U.S. MARKETS–25.93%
Aerospace & Defense–0.92%
Boeing	123	$ 46,798
Curtiss-Wright	102	13,196
General Dynamics	219	40,018
HEICO	465	58,069
L3Harris Technologies	336	70,103
Lockheed Martin	665	259,390
Northrop Grumman	165	61,840
Raytheon	203	39,827
†Teledyne Technologies	178	57,314
United Technologies	83	11,331
		657,886
Air Freight & Logistics–0.02%
United Parcel Service Class B	111	13,300
		13,300
Automobiles–0.06%
Ford Motor	4,977	45,589
		45,589
Banks–1.32%
Bank of America	2,579	75,229
Bank of Hawaii	137	11,772
BB&T	2,134	113,892
Citizens Financial Group	5,386	190,503
Cullen/Frost Bankers	121	10,715
First Horizon National	677	10,967
Huntington Bancshares	1,631	23,274
IBERIABANK	66	4,986
JPMorgan Chase & Co.	662	77,911
PacWest Bancorp	1,167	42,409
Pinnacle Financial Partners	185	10,499
Regions Financial	1,276	20,186
Synovus Financial	824	29,466
Umpqua Holdings	759	12,493
Webster Financial	188	8,812
Wells Fargo & Co.	4,607	232,377
Western Alliance Bancorp	273	12,580
Wintrust Financial	152	9,824
Zions Bancorp	945	42,071
		939,966
Biotechnology–0.63%
AbbVie	1,083	82,005
†Alexion Pharmaceuticals	177	17,335
†Alkermes	170	3,317
†Alnylam Pharmaceuticals	92	7,399
Amgen	454	87,853
†Biogen	152	35,389
†BioMarin Pharmaceutical	192	12,941
†Celgene	582	57,792
†Exact Sciences	91	8,224
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Biotechnology (continued)
Gilead Sciences	1,006	$ 63,760
†Incyte	190	14,104
†Regeneron Pharmaceuticals	60	16,644
†Seattle Genetics	111	9,479
†Vertex Pharmaceuticals	212	35,917
		452,159
Building Products–0.07%
Allegion	510	52,861
		52,861
Capital Markets–0.74%
Charles Schwab	1,069	44,716
Evercore Class A	167	13,377
FactSet Research Systems	50	12,149
Moelis & Co. Class A	160	5,256
Morgan Stanley	5,955	254,100
S&P Global	631	154,582
State Street	247	14,620
TD Ameritrade Holding	559	26,105
		524,905
Chemicals–0.31%
Ecolab	739	146,352
PPG Industries	341	40,412
RPM International	177	12,179
WR Grace & Co.	302	20,161
		219,104
Commercial Services & Supplies–0.14%
Cintas	40	10,724
†Copart	303	24,340
Waste Connections	174	16,008
Waste Management	411	47,265
		98,337
Communications Equipment–0.16%
†Ciena	678	26,598
Cisco Systems	1,773	87,604
		114,202
Construction & Engineering–0.03%
†AECOM	338	12,695
†MasTec	187	12,142
		24,837
Consumer Finance–0.43%
American Express	1,977	233,840
Discover Financial Services	905	73,386
		307,226
Containers & Packaging–0.12%
Smurfit Kappa Group	145	4,312
LVIP BlackRock Advantage Allocation Fund–1

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Containers & Packaging (continued)
WestRock	2,248	$ 81,939
		86,251
Distributors–0.02%
Pool	75	15,128
		15,128
Diversified Consumer Services–0.10%
†Bright Horizons Family Solutions	111	16,928
H&R Block	1,607	37,957
†ServiceMaster Global Holdings	290	16,211
		71,096
Diversified Financial Services–0.34%
†Berkshire Hathaway Class B	1,149	239,015
		239,015
Diversified Telecommunication Services–0.59%
AT&T	4,080	154,387
Verizon Communications	4,389	264,920
		419,307
Electric Utilities–0.35%
Evergy	1,386	92,252
IDACORP	338	38,082
OGE Energy	145	6,580
PNM Resources	271	14,114
Portland General Electric	296	16,686
PPL	2,545	80,142
		247,856
Electrical Equipment–0.06%
Hubbell	111	14,585
Regal Beloit	366	26,663
		41,248
Electronic Equipment, Instruments & Components–0.10%
CDW	344	42,395
National Instruments	209	8,776
SYNNEX	123	13,887
†Zebra Technologies Class A	15	3,095
		68,153
Entertainment–0.13%
Cinemark Holdings	477	18,431
†Netflix	216	57,806
†Zynga Class A	2,953	17,187
		93,424
Equity Real Estate Investment Trusts–0.93%
American Tower	486	107,469
Apple Hospitality REIT	2,059	34,138
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Equity Real Estate Investment Trusts (continued)
Boston Properties	76	$ 9,854
Highwoods Properties	249	11,190
Host Hotels & Resorts	2,315	40,026
Lamar Advertising Class A	161	13,191
Life Storage	97	10,225
Outfront Media	456	12,668
Park Hotels & Resorts	2,525	63,049
Prologis	932	79,425
RLJ Lodging Trust	1,714	29,121
Simon Property Group	1,509	234,876
STAG Industrial	399	11,762
Weingarten Realty Investors	267	7,778
		664,772
Food & Staples Retailing–0.15%
Costco Wholesale	319	91,907
†Performance Food Group	290	13,343
		105,250
Food Products–0.30%
General Mills	1,622	89,405
JBS	9,558	75,269
†Pilgrim's Pride	1,479	47,394
		212,068
Gas Utilities–0.04%
Southwest Gas Holdings	44	4,006
UGI	452	22,722
		26,728
Health Care Equipment & Supplies–0.65%
Danaher	1,763	254,630
†DexCom	79	11,790
Hill-Rom Holdings	293	30,832
†IDEXX Laboratories	185	50,307
†Masimo	261	38,834
†Penumbra	107	14,391
Stryker	276	59,699
		460,483
Health Care Providers & Services–0.84%
AmerisourceBergen	667	54,914
†AMN Healthcare Services	197	11,339
Anthem	313	75,151
†Centene	1,091	47,197
Chemed	23	9,604
Cigna	169	25,653
CVS Health	974	61,430
Quest Diagnostics	381	40,778
UnitedHealth Group	1,243	270,129
		596,195

LVIP BlackRock Advantage Allocation Fund–2

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Health Care Technology–0.25%
†Veeva Systems Class A	1,183	$ 180,632
		180,632
Hotels, Restaurants & Leisure–0.92%
Boyd Gaming	457	10,945
Carnival (London Stock Exchange)	1,494	61,822
Darden Restaurants	569	67,267
Dunkin' Brands Group	357	28,332
Extended Stay America	930	13,615
McDonald's	1,498	321,636
†Planet Fitness Class A	390	22,569
Six Flags Entertainment	216	10,971
Starbucks	457	40,408
Yum Brands	668	75,771
		653,336
Household Durables–0.06%
†Tempur Sealy International	527	40,684
		40,684
Household Products–0.45%
Church & Dwight	255	19,186
Colgate-Palmolive	155	11,394
Procter & Gamble	2,330	289,806
		320,386
Industrial Conglomerates–0.37%
3M	683	112,285
Carlisle	74	10,770
Honeywell International	763	129,099
Roper Technologies	36	12,838
		264,992
Insurance–1.11%
Allstate	1,181	128,351
American Financial Group	176	18,982
Brown & Brown	591	21,312
CNA Financial	3,417	168,287
First American Financial	273	16,110
Globe Life	140	13,406
Hanover Insurance Group	76	10,301
MetLife	1,701	80,219
Prudential Financial	2,352	211,562
Travelers	418	62,153
Unum Group	1,957	58,162
		788,845
Interactive Media & Services–1.29%
†Alphabet Class A	189	230,796
†Alphabet Class C	222	270,618
†Cargurus	369	11,421
†Facebook Class A	2,154	383,584
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Interactive Media & Services (continued)
Match Group	119	$ 8,501
†Yelp	351	12,197
		917,117
Internet & Direct Marketing Retail–1.02%
†Amazon.com	376	652,702
†Booking Holdings	23	45,140
†Etsy	116	6,554
Expedia Group	185	24,866
		729,262
IT Services–2.05%
Accenture Class A	328	63,091
Amdocs	224	14,809
Automatic Data Processing	546	88,135
Booz Allen Hamilton Holding	939	66,688
Fidelity National Information Services	1,014	134,619
Genpact	437	16,934
†GoDaddy Class A	2,233	147,333
International Business Machines	103	14,978
Mastercard Class A	813	220,786
Paychex	1,242	102,800
†VeriSign	609	114,876
Visa Class A	2,782	478,532
		1,463,581
Life Sciences Tools & Services–0.21%
†Bio-Rad Laboratories Class A	145	48,247
†Mettler-Toledo International	54	38,038
Thermo Fisher Scientific	209	60,875
		147,160
Machinery–0.39%
AGCO	143	10,825
Fortive	188	12,889
IDEX	286	46,870
Oshkosh	165	12,507
PACCAR	205	14,352
Snap-on	984	154,035
Timken	233	10,138
Woodward	156	16,822
		278,438
Media–0.85%
†AMC Networks Class A	254	12,487
†Charter Communications Class A	63	25,964
Comcast Class A	3,655	164,767
Interpublic Group	10,029	216,225
New York Times Class A	307	8,743
Omnicom Group	366	28,658

LVIP BlackRock Advantage Allocation Fund–3

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Media (continued)
Sinclair Broadcast Group Class A	222	$ 9,488
Sirius XM Holdings	22,351	139,806
		606,138
Metals & Mining–0.02%
Reliance Steel & Aluminum	133	13,255
		13,255
Multiline Retail–0.03%
Dollar General	145	23,046
		23,046
Multi-Utilities–0.19%
Avista	291	14,096
CenterPoint Energy	1,267	38,238
DTE Energy	165	21,938
MDU Resources Group	2,218	62,526
		136,798
Oil, Gas & Consumable Fuels–0.45%
Chevron	423	50,168
ConocoPhillips	2,061	117,436
EOG Resources	406	30,133
Exxon Mobil	1,747	123,356
		321,093
Personal Products–0.23%
Estee Lauder Class A	580	115,391
†Herbalife Nutrition	1,085	41,078
Nu Skin Enterprises Class A	160	6,805
		163,274
Pharmaceuticals–1.08%
Bristol-Myers Squibb	1,378	69,879
Johnson & Johnson	2,987	386,458
Merck & Co.	1,252	105,393
Pfizer	2,653	95,322
Zoetis	910	113,377
		770,429
Professional Services–0.36%
†CoStar Group	250	148,300
Insperity	427	42,111
Robert Half International	336	18,702
†TriNet Group	157	9,764
Verisk Analytics Class A	217	34,316
		253,193
Road & Rail–0.08%
Landstar System	314	35,350
Ryder System	474	24,539
		59,889
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Semiconductors & Semiconductor Equipment–0.75%
Analog Devices	151	$ 16,871
Applied Materials	753	37,575
Broadcom	307	84,754
Cabot Microelectronics	35	4,942
†Cirrus Logic	279	14,949
Intel	2,279	117,437
Lam Research	55	12,711
NVIDIA	457	79,550
QUALCOMM	297	22,655
Texas Instruments	881	113,860
Xilinx	319	30,592
		535,896
Software–2.40%
†Adobe Systems	420	116,025
†Cornerstone OnDemand	219	12,006
†Elastic	102	8,399
†HubSpot	117	17,738
Intuit	685	182,169
†Manhattan Associates	194	15,650
Microsoft	5,332	741,308
†New Relic	153	9,402
Oracle	313	17,225
†Palo Alto Networks	146	29,759
†Paycom Software	129	27,024
†Paylocity Holding	116	11,319
†Proofpoint	201	25,939
†RingCentral Class A	221	27,771
†salesforce.com	1,502	222,957
†ServiceNow	478	121,340
†Workday Class A	525	89,229
†Zendesk	506	36,877
		1,712,137
Specialty Retail–0.28%
†AutoZone	45	48,808
Home Depot	612	141,996
Penske Automotive Group	189	8,936
		199,740
Technology Hardware, Storage & Peripherals–1.12%
Apple	3,108	696,099
†Dell Technologies Class C	605	31,375
HP	3,205	60,639
†Pure Storage Class A	413	6,996
		795,109
Textiles, Apparel & Luxury Goods–0.09%
Carter's	114	10,398
Columbia Sportswear	112	10,852
†Lululemon Athletica	104	20,023

LVIP BlackRock Advantage Allocation Fund–4

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Textiles, Apparel & Luxury Goods (continued)
VF	296	$ 26,341
		67,614
Thrifts & Mortgage Finance–0.04%
Essent Group	266	12,680
†LendingTree	59	18,316
		30,996
Tobacco–0.19%
Philip Morris International	1,755	133,257
		133,257
Trading Companies & Distributors–0.07%
GATX	151	11,707
MSC Industrial Direct Class A	282	20,453
Watsco	82	13,873
WW Grainger	12	3,566
		49,599
Transportation Infrastructure–0.02%
Macquarie Infrastructure	275	10,854
		10,854
Wireless Telecommunication Services–0.01%
Telephone & Data Systems	325	8,385
		8,385
Total U.S. Markets (Cost $16,342,075)		18,472,481
§DEVELOPED MARKETS–16.03%
Aerospace & Defense–0.05%
Thales	301	34,600
		34,600
Air Freight & Logistics–0.14%
Deutsche Post	1,921	64,018
DSV	407	38,685
		102,703
Airlines–0.15%
Qantas Airways	25,736	109,370
		109,370
Auto Components–0.14%
Bridgestone	500	19,458
Cie Generale des Etablissements Michelin	574	63,911
Cie Plastic Omnium	644	17,681
		101,050
Automobiles–0.28%
Ferrari	848	130,858
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Automobiles (continued)
Honda Motor	600	$ 15,711
Nissan Motor	1,600	9,989
Toyota Motor	600	40,296
		196,854
Banks–1.67%
Australia & New Zealand Banking Group	684	13,139
Banco Bilbao Vizcaya Argentaria	5,928	30,858
†Bank Hapoalim	2,543	20,037
Bank of Montreal	522	38,447
Bank of Nova Scotia	3,625	205,896
BOC Hong Kong Holdings	6,500	22,056
Chiba Bank	1,000	5,172
DNB	189	3,332
†First International Bank of Israel	562	14,960
Gunma Bank	1,200	3,912
Hokuhoku Financial Group	300	2,916
Mediobanca Banca di Credito Finanziario	2,308	25,194
Mitsubishi UFJ Financial Group	8,900	45,326
Oversea-Chinese Banking	1,000	7,861
Resona Holdings	21,000	90,366
Royal Bank of Canada	2,657	215,532
Skandinaviska Enskilda Banken Class A	1,170	10,751
Sumitomo Mitsui Financial Group	1,700	58,416
Sumitomo Mitsui Trust Holdings	400	14,485
Toronto-Dominion Bank	6,132	357,548
		1,186,204
Beverages–0.45%
Diageo	4,767	194,733
Fevertree Drinks	300	8,924
Kirin Holdings	300	6,384
Pernod Ricard	524	93,262
Royal Unibrew	171	14,089
		317,392
Biotechnology–0.11%
CSL	388	61,347
†Genmab	49	9,956
Grifols	280	8,254
		79,557
Building Products–0.14%
Assa Abloy Class B	2,477	55,067
Cie de Saint-Gobain	1,034	40,525

LVIP BlackRock Advantage Allocation Fund–5

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Building Products (continued)
Kingspan Group	130	$ 6,348
		101,940
Capital Markets–0.13%
Euronext	222	18,177
IG Group Holdings	1,454	10,773
Jupiter Fund Management	770	3,366
Macquarie Group	419	37,141
Magellan Financial Group	347	12,086
Man Group	3,850	8,266
Reinet Investments	88	1,595
		91,404
Chemicals–0.56%
Arkema	76	7,085
DIC	100	2,794
Evonik Industries	569	14,046
Koninklijke DSM	110	13,242
Linde	234	45,331
Lintec	200	3,981
Mitsubishi Chemical Holdings	12,700	91,026
Nippon Shokubai	100	5,709
Sika	919	134,461
Sumitomo Chemical	12,000	54,177
Tosoh	500	6,661
Ube Industries	400	8,126
Zeon	1,000	12,260
		398,899
Commercial Services & Supplies–0.11%
Edenred	221	10,601
Rentokil Initial	4,078	23,446
Secom	300	27,452
Tomra Systems	53	1,416
Toppan Printing	1,000	17,760
		80,675
Construction & Engineering–0.32%
Bouygues	1,347	53,943
CIMIC Group	664	14,109
HOCHTIEF	1,268	144,501
Maeda	1,000	8,769
Penta-Ocean Construction	1,100	6,108
		227,430
Construction Materials–0.08%
CSR	2,703	7,797
HeidelbergCement	520	37,570
Wienerberger	344	8,374
		53,741
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Consumer Finance–0.08%
Hitachi Capital	2,900	$ 59,187
		59,187
Containers & Packaging–0.03%
Amcor	1,840	17,708
		17,708
Distributors–0.01%
Inchcape	1,014	7,872
		7,872
Diversified Consumer Services–0.01%
IDP Education	985	10,365
		10,365
Diversified Financial Services–0.10%
ORIX	4,300	64,324
Tokyo Century	100	4,650
		68,974
Diversified Telecommunication Services–0.71%
BCE	5,811	281,065
Nippon Telegraph & Telephone	2,500	119,609
†Sunrise Communications Group	115	8,949
Telefonica	10,257	78,375
Telefonica Deutschland Holding	7,182	20,024
		508,022
Electric Utilities–0.11%
Acciona	92	9,737
Chubu Electric Power	3,600	52,220
Endesa	754	19,835
		81,792
Electrical Equipment–0.05%
Schneider Electric	435	38,037
		38,037
Electronic Equipment, Instruments & Components–0.03%
Electrocomponents	1,124	8,886
Japan Aviation Electronics Industry	1,000	14,282
		23,168
Energy Equipment & Services–0.04%
Petrofac	1,285	6,309
Subsea 7	991	10,193
TechnipFMC	443	10,588
		27,090

LVIP BlackRock Advantage Allocation Fund–6

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Entertainment–0.02%
CTS Eventim & Co.	224	$ 12,620
		12,620
Equity Real Estate Investment Trusts–0.02%
Merlin Properties SOCIMI	896	12,509
		12,509
Food & Staples Retailing–0.14%
Alimentation Couche-Tard Class B	448	13,729
Sundrug	300	9,466
Welcia Holdings	100	5,054
Woolworths Group	2,892	72,773
		101,022
Food Products–0.50%
†a2 Milk	451	3,747
Nestle	2,179	236,322
NH Foods	500	20,132
Suedzucker	521	8,012
Tate & Lyle	1,096	9,916
Uni-President Enterprises	32,000	77,221
		355,350
Gas Utilities–0.02%
Rubis SCA	185	10,745
†Towngas China	2,000	1,500
		12,245
Health Care Equipment & Supplies–0.17%
Ansell	1,346	24,916
Cochlear	427	60,089
Elekta Class B	1,266	16,659
GN Store Nord	229	9,283
Straumann Holding Class R	11	8,998
		119,945
Health Care Providers & Services–0.02%
Miraca Holdings	500	11,437
		11,437
Hotels, Restaurants & Leisure–0.38%
Aristocrat Leisure	7,534	155,766
Compass Group	1,909	49,124
Crown Resorts	1,172	9,534
Melia Hotels International	465	3,608
Playtech	946	4,957
Restaurant Brands International	339	24,104
SSP Group	2,121	16,151
William Hill	2,278	5,254
		268,498
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Household Durables–0.02%
Fujitsu General	500	$ 8,365
Sumitomo Forestry	400	5,341
		13,706
Household Products–0.01%
Lion	500	9,891
		9,891
Independent Power and Renewable Electricity Producers–0.02%
Northland Power	685	13,143
		13,143
Industrial Conglomerates–0.04%
Siemens	233	24,942
		24,942
Insurance–1.01%
Allianz	1,487	346,132
ASR Nederland	313	11,550
AXA	1,478	37,739
Dai-ichi Life Holdings	800	12,162
Direct Line Insurance Group	1,485	5,479
Japan Post Holdings	1,100	10,151
Japan Post Insurance	900	13,623
Legal & General Group	3,499	10,680
Manulife Financial	4,355	79,878
NN Group	679	24,063
Power Financial	1,547	35,871
QBE Insurance Group	1,526	12,944
Storebrand	1,884	11,910
Sun Life Financial	640	28,617
†Talanx	795	34,354
Tokio Marine Holdings	400	21,459
Topdanmark	251	12,116
Unipol Gruppo	1,553	8,269
Vienna Insurance Group	181	4,715
		721,712
Interactive Media & Services–0.02%
Rightmove	1,930	13,059
		13,059
Internet & Direct Marketing Retail–0.01%
Moneysupermarket.com Group	1,236	5,748
		5,748
IT Services–0.11%
Capgemini	21	2,473
†CGI	271	21,429
Itochu Techno-Solutions	400	10,625
Obic	300	34,377

LVIP BlackRock Advantage Allocation Fund–7

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
IT Services (continued)
†Wix.com	68	$ 7,938
		76,842
Life Sciences Tools & Services–0.01%
Sartorius Stedim Biotech	51	7,134
		7,134
Machinery–0.74%
Glory	100	2,811
Kone Class B	3,374	192,016
Mitsubishi Heavy Industries	300	11,792
OC Oerlikon	512	5,140
Spirax-Sarco Engineering	176	16,956
Valmet	1,585	30,748
Volvo Class B	18,871	264,819
		524,282
Media–0.10%
Fuji Media Holdings	500	6,460
Lagardere SCA	366	8,095
Mediaset Espana Comunicacion	3,903	25,158
Nippon Television Holdings	400	5,148
Publicis Groupe	285	14,024
Quebecor Class B	470	10,671
		69,556
Metals & Mining–0.51%
Anglo American (London Stock Exchange)	4,046	92,985
BHP Group	7,694	190,123
Centamin	3,479	5,386
Dowa Holdings	500	17,169
Evolution Mining	4,480	13,668
Franco-Nevada Corp.	109	9,932
†MMG	8,000	1,888
Northern Star Resources	1,455	10,814
Regis Resources	2,046	6,750
Rio Tinto (Australian Securities Exchange)	233	14,594
		363,309
Multiline Retail–0.03%
Wesfarmers	797	21,414
		21,414
Multi-Utilities–0.17%
A2A	6,933	12,723
Hera	3,890	15,963
National Grid	8,605	93,169
		121,855
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Oil, Gas & Consumable Fuels–0.93%
BP	11,414	$ 72,259
Enbridge	2,107	73,952
Enerplus	1,146	8,538
Galp Energia	2,306	34,680
Gaztransport Et Technigaz	81	8,014
JXTG Holdings	36,600	167,297
Pembina Pipeline	333	12,344
Repsol	2,434	37,961
Royal Dutch Shell Class A	3,076	90,213
Royal Dutch Shell Class B	1,514	44,747
Suncor Energy	1,015	32,016
Woodside Petroleum	3,602	78,693
		660,714
Personal Products–0.86%
Fancl Corp.	800	21,366
Kao	900	66,759
L'Oreal	1,169	326,933
Unilever	789	47,421
Unilever CVA	2,529	151,860
		614,339
Pharmaceuticals–1.63%
Astellas Pharma	12,200	174,511
GlaxoSmithKline	5,999	128,586
Kaken Pharmaceutical	300	13,952
Novartis	2,489	216,013
Roche Holding	1,504	437,911
Takeda Pharmaceutical	1,900	65,200
UCB	1,697	123,121
		1,159,294
Professional Services–0.50%
ALS	2,152	11,649
Intertek Group	1,912	128,701
Recruit Holdings	900	27,498
Wolters Kluwer	2,621	191,241
		359,089
Real Estate Management & Development–0.11%
Daito Trust Construction	300	38,424
LEG Immobilien	97	11,100
Mitsui Fudosan	800	19,910
†TAG Immobilien	516	11,775
		81,209
Road & Rail–0.19%
Central Japan Railway	200	41,242
East Japan Railway	900	86,060
TFI International	291	8,909
		136,211

LVIP BlackRock Advantage Allocation Fund–8

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Semiconductors & Semiconductor Equipment–0.20%
Advantest	600	$ 26,747
ASM International	159	14,628
†Dialog Semiconductor	414	19,607
Tokyo Electron	400	76,850
Ulvac	200	8,099
		145,931
Software–0.09%
Altium	856	19,318
SAP	222	26,124
SimCorp	109	9,573
Software	216	5,930
		60,945
Specialty Retail–0.15%
Fast Retailing	100	59,655
Fielmann	240	17,668
Industria de Diseno Textil	867	26,831
WH Smith	143	3,494
		107,648
Technology Hardware, Storage & Peripherals–0.21%
Canon	600	16,045
Logitech International	3,336	135,567
		151,612
Textiles, Apparel & Luxury Goods–0.61%
adidas	260	80,950
Christian Dior SE	30	14,193
Kering	178	90,706
LVMH Moet Hennessy Louis Vuitton	392	155,530
Moncler	1,928	68,720
Puma	360	27,855
		437,954
Tobacco–0.55%
Altria Group	2,607	106,626
British American Tobacco	363	13,406
Imperial Brands	2,843	63,843
Japan Tobacco	8,800	192,805
Swedish Match	361	14,930
		391,610
Trading Companies & Distributors–0.11%
ITOCHU	700	14,499
Mitsui & Co.	4,000	65,706
		80,205
Transportation Infrastructure–0.01%
Flughafen Zurich	54	9,995
		9,995
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Wireless Telecommunication Services–0.31%
KDDI	1,600	$ 41,748
NTT DOCOMO	5,700	145,548
Vodafone Group	16,589	33,050
		220,346
Total Developed Markets (Cost $10,944,721)		11,421,355
×EMERGING MARKETS–4.86%
Air Freight & Logistics–0.00%
Sinotrans Class H	4,000	1,254
		1,254
Airlines–0.01%
†China Eastern Airlines Class H	12,000	5,812
		5,812
Auto Components–0.01%
Apollo Tyres	2,002	5,136
		5,136
Automobiles–0.04%
BAIC Motor Class H	5,500	3,398
Dongfeng Motor Group Class H	8,000	7,601
Geely Automobile Holdings	6,000	10,197
†Tata Motors	5,807	9,634
		30,830
Banks–0.26%
Agricultural Bank of China Class H	19,000	7,440
Banco do Brasil	1,665	18,273
Bank of China Class H	49,000	19,216
China Construction Bank Class H	29,000	22,097
CTBC Financial Holding	10,000	6,638
Dah Sing Banking Group	2,000	2,690
HDFC Bank	1,122	19,444
Industrial & Commercial Bank of China Class H	39,000	26,128
Kotak Mahindra Bank	546	12,681
OTP Bank	793	33,033
Riyad Bank	25	163
†Turkiye Garanti Bankasi	888	1,603
†Turkiye Is Bankasi Class C	15,685	17,374
		186,780
Beverages–0.06%
Ambev	9,100	42,051
Fraser & Neave Holdings	300	2,499
		44,550

LVIP BlackRock Advantage Allocation Fund–9

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Biotechnology–0.02%
†Celltrion	91	$ 12,449
		12,449
Capital Markets–0.04%
China Cinda Asset Management Class H	31,000	6,090
China International Capital Class H	2,800	5,435
Edelweiss Financial Services	550	738
Guotai Junan Securities Class H	6,200	9,644
Yuanta Financial Holding	6,000	3,580
		25,487
Chemicals–0.01%
Pidilite Industries	309	6,297
		6,297
Construction & Engineering–0.18%
China Communications Construction Class H	78,000	60,988
China Railway Construction Class H	52,000	56,888
Metallurgical Corp. of China Class H	23,000	5,161
Sinopec Engineering Group Class H	3,000	1,885
		124,922
Construction Materials–0.08%
Anhui Conch Cement Class H	7,000	41,540
BBMG Class H	10,000	2,869
Cemex	16,770	6,527
China Resources Cement Holdings	4,000	4,012
		54,948
Consumer Finance–0.01%
Ujjivan Financial Services	1,039	4,625
		4,625
Diversified Financial Services–0.04%
Haci Omer Sabanci Holding	18,863	31,931
		31,931
Diversified Telecommunication Services–0.18%
Telekomunikasi Indonesia Persero	333,700	100,774
True NVDR	65,500	11,237
†Turk Telekomunikasyon	18,110	18,605
		130,616
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Electric Utilities–0.08%
†PGE Polska Grupa Energetyczna	23,042	$ 45,925
Power Grid Corp. of India	3,168	8,901
		54,826
Electrical Equipment–0.01%
Bharat Heavy Electricals	8,943	6,113
Xinjiang Goldwind Science & Technology Class H	3,400	4,026
		10,139
Electronic Equipment, Instruments & Components–0.08%
AU Optronics	38,000	9,598
China Railway Signal & Communication Class H	5,000	3,093
Innolux	203,000	43,165
Kingboard Laminates Holdings	2,000	1,804
		57,660
Food & Staples Retailing–0.02%
†Avenue Supermarts	397	10,433
Clicks Group	150	2,129
Magnit PJSC GDR	276	3,604
		16,166
Food Products–0.15%
Gruma Class B	435	4,453
QL Resources	900	1,549
Uni-President China Holdings	3,000	3,237
Universal Robina	30,300	91,180
†Yihai International Holding	1,000	5,944
		106,363
Health Care Equipment & Supplies–0.00%
Top Glove	1,600	1,701
		1,701
Health Care Providers & Services–0.03%
Netcare	18,643	21,582
		21,582
Hotels, Restaurants & Leisure–0.00%
†Alsea	600	1,399
		1,399
Household Durables–0.01%
LG Electronics	98	5,517
		5,517
Household Products–0.03%
Hindustan Unilever	719	20,118

LVIP BlackRock Advantage Allocation Fund–10

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Household Products (continued)
Unilever Indonesia	1,100	$ 3,602
		23,720
Independent Power and Renewable Electricity Producers–0.06%
Datang International Power Generation Class H	16,000	3,307
Gulf Energy Development	1,300	6,801
Huadian Power International Class H	6,000	2,282
Huaneng Power International Class H	58,000	27,908
		40,298
Industrial Conglomerates–0.04%
KOC Holding	5,049	16,876
Turkiye Sise ve Cam Fabrikalari	12,306	10,167
		27,043
Insurance–0.07%
AIA Group	2,800	26,407
China Reinsurance Group Class H	26,000	4,214
HDFC Life Insurance	1,215	10,314
IRB Brasil Resseguros	600	5,414
		46,349
Interactive Media & Services–0.29%
†Just Dial	1,074	10,467
†Sohu.com ADR	185	1,880
Tencent Holdings	4,600	192,408
		204,755
Internet & Direct Marketing Retail–0.49%
†Alibaba Group Holding ADR	1,655	276,766
†JD.com ADR	1,573	44,374
Naspers Class N	175	26,497
		347,637
IT Services–0.16%
HCL Technologies	1,235	18,835
Infosys	2,350	26,604
Tata Consultancy Services	1,462	43,308
Tech Mahindra	1,068	10,774
Wipro	3,304	11,196
		110,717
Machinery–0.00%
Sinotruk Hong Kong	1,000	1,483
		1,483
Marine–0.08%
†COSCO SHIPPING Holdings Class H	10,000	3,562
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Marine (continued)
MISC	27,800	$ 51,872
		55,434
Media–0.00%
Megacable Holdings	500	2,014
†MultiChoice Group	128	996
		3,010
Metals & Mining–0.20%
Angang Steel Class H	7,800	2,847
China Oriental Group	4,000	1,383
China Zhongwang Holdings	3,600	1,465
Eregli Demir ve Celik Fabrikalari	35,111	42,520
†KGHM Polska Miedz	3,811	76,068
Maanshan Iron & Steel Class H	6,000	2,259
MMC Norilsk Nickel PJSC	59	15,170
		141,712
Multiline Retail–0.02%
Magazine Luiza	1,600	14,225
		14,225
Oil, Gas & Consumable Fuels–0.72%
Banpu NVDR	8,100	3,126
Bharat Petroleum	7,609	50,621
Bukit Asam	6,600	1,051
China Coal Energy Class H	13,000	5,292
China Petroleum & Chemical Class H	28,000	16,569
China Shenhua Energy Class H	16,000	32,122
CNOOC	26,000	39,809
Gazprom PJSC	8,320	28,954
Hindustan Petroleum	5,961	25,465
Indian Oil	7,740	16,135
LUKOIL PJSC	297	24,629
MOL Hungarian Oil & Gas	3,648	34,314
Novatek PJSC GDR	97	19,672
Oil & Natural Gas	15,571	28,983
Polski Koncern Naftowy ORLEN	2,781	68,457
Polskie Gornictwo Naftowe i Gazownictwo	9,982	11,697
SK Innovation	216	29,910
S-Oil	183	15,173
Surgutneftegas PJSC	7,572	4,131
Tatneft PJSC	1,504	15,932
Tupras Turkiye Petrol Rafinerileri	1,403	35,653
United Tractors	5,200	7,537
		515,232

LVIP BlackRock Advantage Allocation Fund–11

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Paper & Forest Products–0.00%
Indah Kiat Pulp & Paper	3,400	$ 1,552
		1,552
Pharmaceuticals–0.06%
China Traditional Chinese Medicine Holdings	4,000	1,835
Dr Reddy's Laboratories	131	4,992
Guangzhou Baiyunshan Pharmaceutical Holdings Class H	2,000	6,596
Sino Biopharmaceutical	19,500	24,759
SSY Group	2,000	1,580
		39,762
Professional Services–0.00%
†51job ADR	39	2,886
		2,886
Real Estate Management & Development–0.35%
Future Land Development Holdings	4,000	3,492
Greentown China Holdings	4,000	3,244
Guangzhou R&F Properties Class H	23,600	35,729
Henderson Land Development	1,331	6,200
Hongkong Land Holdings	3,000	16,867
Hysan Development	4,000	16,130
†Kaisa Group Holdings	4,000	1,755
Kerry Properties	7,500	23,093
†KWG Group Holdings	12,000	10,521
Logan Property Holdings	4,000	5,695
Shenzhen Investment	8,000	2,953
Sino-Ocean Group Holding	4,000	1,359
Sun Hung Kai Properties	7,500	107,780
Swire Properties	2,600	8,160
Wheelock & Co.	1,000	5,697
Yuexiu Property	8,000	1,736
Yuzhou Properties	3,000	1,194
		251,605
Semiconductors & Semiconductor Equipment–0.35%
Hua Hong Semiconductor	1,000	1,991
MediaTek	2,000	23,796
Taiwan Semiconductor Manufacturing	25,000	222,038
		247,825
Specialty Retail–0.01%
Zhongsheng Group Holdings	1,500	4,739
		4,739
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Technology Hardware, Storage & Peripherals–0.16%
Inventec	43,000	$ 29,661
Legend Holdings Class H	1,400	3,017
Samsung Electronics	1,966	80,496
		113,174
Textiles, Apparel & Luxury Goods–0.07%
ANTA Sports Products	2,000	16,532
Feng TAY Enterprise	2,200	15,768
Fila Korea	38	1,838
Formosa Taffeta	11,000	11,984
Li Ning	1,500	4,304
Page Industries	7	2,226
		52,652
Thrifts & Mortgage Finance–0.11%
Housing Development Finance	2,924	81,615
		81,615
Tobacco–0.01%
British American Tobacco Malaysia	800	3,617
		3,617
Transportation Infrastructure–0.03%
Grupo Aeroportuario del Centro Norte	300	1,785
Shenzhen International Holdings	1,500	2,880
Zhejiang Expressway Class H	22,000	19,032
		23,697
Water Utilities–0.02%
Guangdong Investment	6,000	11,743
		11,743
Wireless Telecommunication Services–0.21%
America Movil	32,363	24,042
China Mobile	13,500	111,830
Mobile TeleSystems PJSC ADR	548	4,439
PLDT	560	12,274
		152,585
Total Emerging Markets (Cost $3,678,982)		3,460,057
Total Common Stock (Cost $30,965,778)		33,353,893
PREFERRED STOCKS–0.38%
Banco Bradesco 3.04%	7,620	62,281
Bayerische Motoren Werke 6.51%	97	5,389
†Braskem 2.95%	805	6,295

LVIP BlackRock Advantage Allocation Fund–12

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
PREFERRED STOCKS (continued)
Cia Brasileira de Distribuicao 1.47%	1,632	$ 31,434
Cia Energetica de Sao Paulo 4.31%	7,426	50,919
Itau Unibanco Holding 5.20%	13,097	110,546
Surgutneftegas PJSC 0.00%	6,712	3,875
Total Preferred Stocks (Cost $281,054)		270,739
RIGHTS–0.00%
=Legend Holdings	107	0
Total Rights (Cost $0)		0

	Principal Amount°
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.17%
•Fannie Mae Connecticut Avenue Securities
Series 2014-C01 M2 6.42% (LIBOR01M + 4.40%) 1/25/24	99,254	107,840
Series 2014-C02 2M2 4.62% (LIBOR01M + 2.60%) 5/25/24	108,579	112,516
Series 2014-C03 2M2 4.92% (LIBOR01M + 2.90%) 7/25/24	78,231	81,331
Series 2014-C04 1M2 6.92% (LIBOR01M + 4.90%) 11/25/24	42,307	46,177
Series 2017-C01 1M2A 5.57% (LIBOR01M + 3.55%) 7/25/29	120,000	122,518
Series 2017-C02 2M1 3.17% (LIBOR01M + 1.15%) 9/25/29	61,357	61,453
Series 2017-C04 2M1 2.87% (LIBOR01M + 0.85%) 11/25/29	79,169	79,207
Series 2017-C05 1M1 2.57% (LIBOR01M + 0.55%) 1/25/30	31,846	31,839
Series 2017-C06 1M1 2.77% (LIBOR01M + 0.75%) 2/25/30	26,010	26,010
Series 2017-C06 2M1 2.77% (LIBOR01M + 0.75%) 2/25/30	9,157	9,157
Series 2017-C07 2M1 2.67% (LIBOR01M + 0.65%) 5/25/30	74,268	74,244
Series 2018-C03 1M1 2.70% (LIBOR01M + 0.68%) 10/25/30	56,843	56,849
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Fannie Mae Connecticut Avenue Securities (continued)
Series 2018-C06 1M1 2.57% (LIBOR01M + 0.55%) 3/25/31	22,559	$ 22,553
Series 2018-C06 2M1 2.57% (LIBOR01M + 0.55%) 3/25/31	25,359	25,352
•Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-DNA3 M2 4.87% (LIBOR01M + 2.85%) 4/25/28	86,765	87,501
Series 2017-DNA1 M1 3.22% (LIBOR01M + 1.20%) 7/25/29	126,984	127,269
Series 2017-DNA3 M1 2.77% (LIBOR01M + 0.75%) 3/25/30	175,063	174,975
Series 2017-HQA2 M1 2.82% (LIBOR01M + 0.80%) 12/25/29	97,838	97,860
Series 2017-HQA3 M1 2.57% (LIBOR01M + 0.55%) 4/25/30	31,439	31,435
•STACR Trust
Series 2018-DNA3 M1 2.77% (LIBOR01M + 0.75%) 9/25/48	92,113	92,173
Series 2018-HRP2 M2 3.27% (LIBOR01M + 1.25%) 2/25/47	80,000	80,250
Total Agency Collateralized Mortgage Obligations (Cost $1,564,941)		1,548,509
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.83%
•Fannie Mae-Aces Series 2017-M4 A2 2.67% 12/25/26	125,000	128,268
♦Freddie Mac Multifamily Structured Pass Through Certificates
Series K056 A2 2.53% 5/25/26	140,000	144,061
Series K057 A2 2.57% 7/25/26	100,000	103,222
Series K062 A2 3.41% 12/25/26	200,000	217,129
Total Agency Commercial Mortgage-Backed Securities (Cost $564,226)		592,680
AGENCY MORTGAGE-BACKED SECURITIES–17.26%
Fannie Mae
3.50% 11/1/51	284,995	296,262
4.00% 2/1/47	50,631	53,449
4.00% 1/1/57	23,664	25,136
4.00% 2/1/57	23,517	24,979

LVIP BlackRock Advantage Allocation Fund–13

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
•Fannie Mae Connecticut Avenue Securities 3.15% (LIBOR01M + 0.75%) 6/25/39	176,747	$ 176,812
Fannie Mae S.F. 15 yr
4.00% 5/1/33	67,812	70,828
4.00% 6/1/33	30,108	31,447
Fannie Mae S.F. 30 yr
3.00% 10/1/44	145,601	150,030
3.00% 7/1/47	21,854	22,383
3.00% 10/1/49	273,000	277,095
3.50% 2/1/45	34,831	36,583
3.50% 3/1/46	28,336	29,755
3.50% 10/1/46	189,280	196,923
3.50% 12/1/46	159,323	167,652
3.50% 1/1/47	143,328	150,477
3.50% 11/1/47	21,633	23,035
3.50% 1/1/48	84,824	89,565
3.50% 2/1/48	864,284	895,017
3.50% 6/1/49	49,413	52,101
3.50% 10/1/49	50,000	51,299
4.00% 1/1/45	42,800	45,706
4.00% 3/1/45	23,380	24,701
4.00% 6/1/46	111,781	120,319
4.00% 2/1/47	22,677	23,868
4.00% 8/1/47	230,329	241,948
4.00% 9/1/47	763,757	802,812
4.00% 10/1/47	91,687	98,683
4.00% 6/1/48	44,280	46,168
4.00% 10/1/48	728,677	758,196
4.00% 12/1/48	42,125	43,778
4.00% 2/1/49	58,472	60,948
4.50% 8/1/41	27,566	30,290
4.50% 2/1/48	1,480,873	1,586,724
4.50% 6/1/48	22,179	23,981
5.00% 2/1/35	3,770	4,161
5.00% 10/1/35	3,024	3,338
5.00% 11/1/35	3,816	4,215
5.00% 4/1/48	242,725	260,095
5.50% 8/1/37	3,372	3,813
5.50% 9/1/41	40,801	46,085
5.50% 1/1/47	108,184	122,248
6.00% 12/1/36	841	967
6.00% 2/1/37	2,481	2,856
6.00% 8/1/37	2,714	3,114
6.00% 9/1/37	870	1,001
6.00% 5/1/38	8,735	10,054
6.00% 9/1/38	2,392	2,753
6.00% 11/1/38	1,942	2,234
6.00% 9/1/39	7,120	8,195
6.00% 3/1/40	3,215	3,700
6.00% 7/1/40	11,497	13,233
6.00% 5/1/41	4,152	4,779
6.00% 7/1/41	22,038	25,365
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr TBA
4.00% 10/1/49	0	$ 0
4.50% 10/1/49	33,000	34,747
5.00% 10/1/49	32,000	34,272
5.50% 10/1/49	23,000	24,897
Freddie Mac S.F. 30 yr
3.00% 5/1/49	99,782	101,356
3.00% 6/1/49	25,486	25,888
3.50% 10/1/42	88,468	92,964
3.50% 7/1/47	25,846	26,725
3.50% 9/1/47	37,993	39,973
3.50% 2/1/48	78,967	81,543
3.50% 3/1/48	47,015	48,560
3.50% 5/1/48	46,811	48,257
4.00% 10/1/46	22,437	23,670
4.00% 10/1/47	7,855	8,232
4.00% 1/1/48	63,625	66,675
4.00% 2/1/48	42,518	44,469
4.00% 6/1/48	21,715	23,379
4.00% 12/1/48	147,094	153,411
4.00% 1/1/49	575,247	599,809
4.00% 3/1/49	91,093	94,948
4.50% 5/1/40	83,187	91,439
4.50% 9/1/46	264,253	283,803
5.00% 4/1/48	209,894	225,009
5.00% 7/1/48	37,865	40,585
5.50% 3/1/34	1,029	1,165
5.50% 12/1/34	961	1,087
5.50% 4/1/38	3,825	4,317
5.50% 7/1/38	3,764	4,250
6.00% 3/1/36	3,045	3,507
6.00% 9/1/37	2,248	2,585
6.00% 1/1/38	1,027	1,164
6.00% 6/1/38	2,900	3,340
•Freddie Mac STACR Trust
2.72% (LIBOR01M + 0.70%) 4/25/49	98,979	99,023
2.81% (LIBOR01M + 0.75%) 9/25/49	100,000	100,029
3.15% (LIBOR01M + 0.95%) 11/25/48	140,000	140,035
GNMA I S.F. 30 yr
3.50% 6/15/43	22,984	24,197
3.50% 12/15/47	49,854	52,234
GNMA II S.F. 30 yr
3.00% 5/20/45	41,327	42,725
3.00% 2/20/46	23,736	24,535
3.00% 8/20/46	94,350	97,285
3.50% 10/20/42	38,699	41,098
3.50% 4/20/45	10,645	11,133
3.50% 11/20/45	41,386	43,289
3.50% 3/20/46	93,543	97,804
3.50% 4/20/46	40,307	42,158
3.50% 6/20/46	162,857	169,932
3.50% 12/20/46	57,761	60,129

LVIP BlackRock Advantage Allocation Fund–14

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.50% 2/20/47	28,655	$ 29,816
3.50% 3/20/47	58,694	61,174
3.50% 4/20/48	113,820	119,325
3.50% 10/1/49	75,000	77,697
4.00% 7/20/47	111,641	116,432
4.00% 11/20/47	114,328	119,366
4.00% 3/20/48	89,122	93,175
4.00% 4/20/48	59,405	61,780
4.00% 8/20/48	102,624	106,875
4.00% 11/20/48	22,724	23,633
4.00% 7/20/49	74,624	77,821
4.00% 10/1/49	43,000	44,717
4.50% 4/20/48	101,569	107,153
4.50% 6/20/48	59,784	62,693
4.50% 7/20/48	35,639	37,510
4.50% 12/20/48	23,337	24,464
4.50% 2/20/49	47,273	49,447
4.50% 7/20/49	49,735	52,367
4.50% 8/20/49	23,922	25,270
5.00% 5/20/47	201,505	216,154
5.00% 5/20/48	121,802	128,556
5.00% 1/20/49	119,190	125,800
Total Agency Mortgage-Backed Securities (Cost $12,053,254)		12,294,013
AGENCY OBLIGATIONS–0.11%
Federal Farm Credit Banks 3.13% 2/6/30	30,000	33,299
Federal National Mortgage Association 6.63% 11/15/30	30,000	43,972
Total Agency Obligations (Cost $69,257)		77,271
CORPORATE BONDS–17.42%
Aerospace & Defense–0.30%
Boeing 3.60% 5/1/34	100,000	108,625
Spirit AeroSystems 3.95% 6/15/23	65,000	67,451
United Technologies 3.95% 8/16/25	35,000	38,373
		214,449
Agriculture–0.59%
Altria Group
3.88% 9/16/46	25,000	22,954
4.00% 1/31/24	100,000	105,477
Philip Morris International 6.38% 5/16/38	100,000	137,824
Reynolds American 4.00% 6/12/22	150,000	156,319
		422,574
Auto Manufacturers–0.81%
Ford Motor 4.35% 12/8/26	50,000	50,176
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Ford Motor Credit 3.35% 11/1/22	200,000	$ 200,172
General Motors Financial
3.55% 7/8/22	100,000	102,083
4.15% 6/19/23	80,000	83,199
4.20% 11/6/21	70,000	72,237
5.25% 3/1/26	5,000	5,428
5.65% 1/17/29	55,000	60,657
		573,952
Banks–2.68%
Bank of America
μ2.88% 4/24/23	100,000	101,512
μ3.12% 1/20/23	165,000	168,374
μ3.95% 1/23/49	20,000	22,492
4.18% 11/25/27	20,000	21,607
Bank of Nova Scotia 2.38% 1/18/23	50,000	50,453
μCanadian Imperial Bank of Commerce 2.61% 7/22/23	100,000	100,681
Citigroup
μ3.35% 4/24/25	85,000	88,129
4.65% 7/23/48	55,000	67,408
Goldman Sachs Group
4.75% 10/21/45	20,000	24,031
6.75% 10/1/37	45,000	60,822
HSBC Holdings
3.60% 5/25/23	200,000	208,238
μ4.04% 3/13/28	200,000	212,554
μJPMorgan Chase & Co.
3.22% 3/1/25	100,000	103,591
3.96% 1/29/27	90,000	97,384
3.96% 11/15/48	40,000	44,916
4.26% 2/22/48	65,000	75,998
Landesbank Baden-Wuerttemberg 7.63% 2/1/23	60,000	70,227
Mitsubishi UFJ Financial Group 3.46% 3/2/23	100,000	103,657
Morgan Stanley 4.30% 1/27/45	25,000	28,976
Santander UK Group Holdings 2.88% 10/16/20	100,000	100,408
Toronto-Dominion Bank 2.65% 6/12/24	100,000	101,952
Wells Fargo & Co. 3.75% 1/24/24	50,000	52,940
		1,906,350
Beverages–0.23%
Anheuser-Busch Companies/ Anheuser-Busch InBev Worldwide 4.90% 2/1/46	20,000	23,902

LVIP BlackRock Advantage Allocation Fund–15

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Anheuser-Busch InBev Worldwide 4.38% 4/15/38	35,000	$ 39,254
Keurig Dr Pepper
3.55% 5/25/21	55,000	56,192
5.09% 5/25/48	10,000	11,848
PepsiCo 4.45% 4/14/46	25,000	31,188
		162,384
Biotechnology–0.36%
Celgene
2.25% 8/15/21	100,000	100,034
3.25% 8/15/22	150,000	154,604
		254,638
Building Materials–0.10%
Lennox International 3.00% 11/15/23	15,000	15,106
Masco 3.50% 4/1/21	55,000	55,771
		70,877
Chemicals–0.13%
FMC 3.20% 10/1/26	35,000	35,378
Sherwin-Williams 2.95% 8/15/29	60,000	60,239
		95,617
Commercial Services–0.77%
Global Payments 3.20% 8/15/29	25,000	25,405
IHS Markit
4.13% 8/1/23	35,000	36,874
4.25% 5/1/29	100,000	107,668
4.75% 8/1/28	25,000	27,913
PayPal Holdings
2.20% 9/26/22	35,000	35,146
2.85% 10/1/29	125,000	126,044
S&P Global 4.40% 2/15/26	100,000	111,774
Total System Services 4.00% 6/1/23	50,000	52,518
Verisk Analytics 4.13% 3/15/29	25,000	27,567
		550,909
Computers–0.35%
Dell International
4.00% 7/15/24	100,000	104,656
5.30% 10/1/29	49,000	53,468
6.02% 6/15/26	80,000	90,034
		248,158
Diversified Financial Services–0.35%
American Express 2.50% 8/1/22	50,000	50,519
Brookfield Finance 3.90% 1/25/28	50,000	52,534
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Intercontinental Exchange 3.75% 9/21/28	30,000	$ 32,926
Mastercard
3.65% 6/1/49	45,000	51,068
3.80% 11/21/46	25,000	28,694
ORIX 2.90% 7/18/22	30,000	30,516
		246,257
Electric–1.95%
Arizona Public Service 2.60% 8/15/29	50,000	50,269
Berkshire Hathaway Energy 3.75% 11/15/23	145,000	154,049
Cleveland Electric Illuminating 5.50% 8/15/24	40,000	45,818
Connecticut Light & Power 4.00% 4/1/48	10,000	11,545
Consolidated Edison Co. of New York 4.13% 5/15/49	10,000	11,469
Dominion Energy 3.90% 10/1/25	75,000	80,185
DTE Energy
2.85% 10/1/26	50,000	50,905
3.30% 6/15/22	40,000	41,004
3.70% 8/1/23	40,000	41,969
Duke Energy 2.65% 9/1/26	135,000	135,983
Duke Energy Carolinas 3.20% 8/15/49	10,000	10,056
Emera US Finance 3.55% 6/15/26	50,000	52,430
Entergy
2.95% 9/1/26	10,000	10,163
4.00% 7/15/22	35,000	36,556
Entergy Louisiana 4.05% 9/1/23	90,000	96,301
Evergy 4.85% 6/1/21	20,000	20,692
Exelon
3.50% 6/1/22	35,000	35,911
3.95% 6/15/25	35,000	37,504
Indiana Michigan Power 4.55% 3/15/46	15,000	18,168
ITC Holdings 3.25% 6/30/26	15,000	15,584
Kansas City Power & Light 3.65% 8/15/25	65,000	69,593
National Rural Utilities Cooperative Finance 2.85% 1/27/25	40,000	41,253
Northern States Power 3.60% 9/15/47	25,000	27,181
NV Energy 6.25% 11/15/20	45,000	47,010
Oncor Electric Delivery 3.80% 6/1/49	10,000	11,229
PPL Electric Utilities 3.00% 10/1/49	15,000	14,556

LVIP BlackRock Advantage Allocation Fund–16

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
PSEG Power 3.85% 6/1/23	100,000	$ 105,697
Public Service Co. of Colorado 4.10% 6/15/48	30,000	35,093
San Diego Gas & Electric 4.10% 6/15/49	10,000	11,322
Southern 3.25% 7/1/26	55,000	56,765
Union Electric 3.25% 10/1/49	10,000	10,056
		1,386,316
Electronics–0.14%
Allegion US Holding 3.20% 10/1/24	100,000	101,486
		101,486
Food–0.17%
McCormick & Co. 2.70% 8/15/22	45,000	45,634
Mondelez International 3.63% 2/13/26	70,000	74,630
		120,264
Forest Products & Paper–0.09%
Georgia-Pacific 8.00% 1/15/24	50,000	61,590
		61,590
Gas–0.15%
Southern Gas Capital 3.25% 6/15/26	100,000	103,169
		103,169
Health Care Products–0.58%
Baxter International 2.60% 8/15/26	100,000	100,990
Becton Dickinson & Co. 2.89% 6/6/22	35,000	35,544
Stryker 3.65% 3/7/28	100,000	108,428
Thermo Fisher Scientific 3.00% 4/15/23	100,000	102,972
Zimmer Biomet Holdings
3.38% 11/30/21	35,000	35,728
3.70% 3/19/23	30,000	31,278
		414,940
Health Care Services–0.50%
Anthem 3.35% 12/1/24	95,000	98,840
HCA
5.00% 3/15/24	20,000	21,861
5.25% 6/15/26	30,000	33,450
5.25% 6/15/49	10,000	10,951
5.50% 6/15/47	50,000	56,297
Humana 2.90% 12/15/22	55,000	55,988
UnitedHealth Group
3.10% 3/15/26	50,000	52,306
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
UnitedHealth Group (continued)
4.25% 4/15/47	25,000	$ 28,436
		358,129
Insurance–0.49%
Aflac
3.25% 3/17/25	50,000	52,467
4.00% 10/15/46	25,000	27,079
Berkshire Hathaway Finance 4.25% 1/15/49	15,000	17,785
Hartford Financial Services Group 3.60% 8/19/49	5,000	5,054
Markel 5.00% 5/20/49	40,000	46,479
Marsh & McLennan
4.75% 3/15/39	60,000	72,532
4.90% 3/15/49	75,000	94,087
Willis North America 5.05% 9/15/48	30,000	35,096
		350,579
Internet–0.39%
Alibaba Group Holding 3.40% 12/6/27	200,000	208,342
Expedia Group 3.80% 2/15/28	68,000	71,229
		279,571
Investment Company Security–0.14%
Ares Capital 4.20% 6/10/24	100,000	102,586
		102,586
Machinery Diversified–0.11%
Roper Technologies
2.35% 9/15/24	25,000	25,061
2.80% 12/15/21	25,000	25,410
3.80% 12/15/26	25,000	26,745
		77,216
Media–1.05%
Charter Communications Operating
3.58% 7/23/20	100,000	100,910
4.46% 7/23/22	100,000	105,316
4.91% 7/23/25	50,000	54,889
5.38% 4/1/38	50,000	55,941
5.38% 5/1/47	50,000	54,567
Comcast
3.00% 2/1/24	60,000	62,171
4.15% 10/15/28	100,000	112,265
4.60% 10/15/38	50,000	59,831
Fox 4.03% 1/25/24	35,000	37,238
Time Warner Cable 4.00% 9/1/21	100,000	102,338
		745,466

LVIP BlackRock Advantage Allocation Fund–17

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining–0.02%
Rio Tinto Finance USA 4.13% 8/21/42	12,000	$ 13,960
		13,960
Oil & Gas–0.39%
BP Capital Markets America
3.22% 11/28/23	75,000	77,949
3.79% 2/6/24	50,000	53,172
Occidental Petroleum 2.90% 8/15/24	100,000	100,860
Petroleos Mexicanos
6.75% 9/21/47	40,000	38,492
6.84% 1/23/30	10,000	10,377
		280,850
Pharmaceuticals–0.46%
Cigna 3.75% 7/15/23	65,000	68,125
CVS Health 3.00% 8/15/26	25,000	25,162
Johnson & Johnson 3.40% 1/15/38	35,000	37,847
Pfizer 3.00% 12/15/26	50,000	52,687
Zoetis
3.00% 9/12/27	100,000	102,698
3.90% 8/20/28	35,000	38,330
		324,849
Pipelines–0.83%
Energy Transfer Partners / Regency Energy Finance 5.00% 10/1/22	15,000	15,920
Kinder Morgan Energy Partners 3.95% 9/1/22	40,000	41,612
MPLX 4.88% 12/1/24	20,000	21,968
ONEOK
2.75% 9/1/24	45,000	45,279
5.20% 7/15/48	75,000	83,453
Sabine Pass Liquefaction
5.00% 3/15/27	100,000	110,347
5.63% 4/15/23	100,000	108,719
5.75% 5/15/24	100,000	111,526
Williams Companies 3.90% 1/15/25	50,000	52,397
		591,221
Real Estate Investment Trusts–1.36%
American Tower
2.25% 1/15/22	100,000	100,167
3.50% 1/31/23	100,000	103,669
3.95% 3/15/29	40,000	43,117
4.00% 6/1/25	105,000	112,312
4.40% 2/15/26	25,000	27,420
CC Holdings GS V 3.85% 4/15/23	50,000	52,439
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Crown Castle International
3.10% 11/15/29	50,000	$ 50,264
3.20% 9/1/24	35,000	35,975
3.40% 2/15/21	100,000	101,398
5.25% 1/15/23	55,000	59,919
EPR Properties 4.95% 4/15/28	100,000	109,025
GLP Capital 5.38% 4/15/26	40,000	44,095
Hospitality Properties Trust 4.38% 2/15/30	50,000	47,893
Host Hotels & Resorts 3.75% 10/15/23	30,000	31,233
Omega Healthcare Investors 4.50% 4/1/27	50,000	53,221
		972,147
Retail–0.31%
Home Depot 4.25% 4/1/46	35,000	41,979
McDonald's 3.50% 3/1/27	76,000	81,299
Starbucks 3.55% 8/15/29	60,000	64,777
Walgreens Boots Alliance 3.80% 11/18/24	10,000	10,552
Walmart 2.95% 9/24/49	20,000	20,192
		218,799
Semiconductors–0.65%
Broadcom
3.00% 1/15/22	40,000	40,401
3.63% 1/15/24	170,000	173,956
4.25% 4/15/26	50,000	51,687
Maxim Integrated Products 3.45% 6/15/27	90,000	93,072
QUALCOMM 3.25% 5/20/27	100,000	104,510
		463,626
Software–0.31%
Microsoft 4.10% 2/6/37	25,000	29,693
VMware
2.95% 8/21/22	85,000	86,220
3.90% 8/21/27	103,000	106,024
		221,937
Telecommunications–0.57%
AT&T
3.80% 2/15/27	50,000	52,999
4.35% 3/1/29	50,000	55,271
4.45% 4/1/24	40,000	43,293
5.25% 3/1/37	60,000	70,718
Verizon Communications
3.38% 2/15/25	65,000	68,612
4.50% 8/10/33	100,000	116,213
		407,106

LVIP BlackRock Advantage Allocation Fund–18

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation–0.04%
Burlington Northern Santa Fe 4.70% 9/1/45	25,000	$ 30,826
		30,826
Water–0.05%
Aqua America 3.57% 5/1/29	35,000	37,296
		37,296
Total Corporate Bonds (Cost $11,865,014)		12,410,094
MUNICIPAL BONDS–0.34%
Bay Area Toll Authority (Build America Bonds) Series S3 6.91% 10/1/50	45,000	76,110
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	35,000	57,977
New Jersey State Turnpike Authority Revenue (Build America Bonds)
Series A 7.10% 1/1/41	25,000	39,261
Series F 7.41% 1/1/40	15,000	24,199
Oregon State Taxable Pension 5.89% 6/1/27	35,000	42,600
Total Municipal Bonds (Cost $216,434)		240,147
NON-AGENCY ASSET-BACKED SECURITIES–10.74%
AmeriCredit Automobile Receivables Trust Series 2017-3 C 2.69% 6/19/23	220,000	221,789
Avant Loans Funding Trust
Series 2018-A B 3.95% 12/15/22	144,609	145,139
Series 2018-B A 3.42% 1/18/22	48,063	48,209
Series 2019-A B 3.80% 12/15/22	150,000	151,913
Series 2019-B A 2.72% 10/15/26	200,000	200,182
Series 2019-B B 3.15% 10/15/26	150,000	150,156
CLUB Credit Trust Series 2017-P2 A 2.61% 1/15/24	23,670	23,676
Conn's Receivables Funding Series 2018-A A 3.25% 1/15/23	32,675	32,792
Consumer Loan Underlying Bond CLUB Credit Trust Series 2019-P2 A 2.47% 10/15/26	180,000	179,800
Consumer Loan Underlying Bond Credit Trust
Series 2018-P1 A 3.39% 7/15/25	51,058	51,283
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Consumer Loan Underlying Bond Credit Trust (continued)
Series 2019-P1 A 2.94% 7/15/26	131,405	$ 131,837
Drive Auto Receivables Trust
Series 2017-3 D 3.53% 12/15/23	175,000	176,966
Series 2017-BA D 3.72% 10/17/22	152,752	153,607
Series 2018-1 C 3.22% 3/15/23	282,643	283,539
Series 2018-1 D 3.81% 5/15/24	150,000	152,739
Series 2018-2 B 3.22% 4/15/22	57,907	57,963
Series 2018-2 C 3.63% 8/15/24	200,000	201,398
Series 2018-2 D 4.14% 8/15/24	80,000	81,892
Series 2018-3 B 3.37% 9/15/22	18,341	18,378
Series 2018-3 C 3.72% 9/16/24	110,000	111,095
Series 2018-3 D 4.30% 9/16/24	60,000	61,611
Series 2018-4 C 3.66% 11/15/24	175,000	177,083
Series 2018-4 D 4.09% 1/15/26	30,000	30,856
Series 2018-5 C 3.99% 1/15/25	100,000	102,869
Series 2019-1 B 3.41% 6/15/23	200,000	202,240
Series 2019-1 C 3.78% 4/15/25	90,000	91,838
Series 2019-1 D 4.09% 6/15/26	105,000	108,735
Series 2019-2 C 3.42% 6/16/25	180,000	183,983
DT Auto Owner Trust
Series 2015-3A D 4.53% 10/17/22	22,920	22,942
Series 2019-3A C 2.74% 4/15/25	70,000	70,694
Enva Series 2018-A A 4.20% 5/20/26	46,022	46,113
Exeter Automobile Receivables Trust
3.45% 2/15/23	200,000	202,289
Series 2018-1A D 3.53% 11/15/23	110,000	112,044
Flagship Credit Auto Trust Series 2016-4 B 2.41% 10/15/21	40,350	40,342
Ford Credit Auto Owner Trust Series 2018-1 A 3.19% 7/15/31	100,000	104,152

LVIP BlackRock Advantage Allocation Fund–19

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Marlette Funding Trust
A 2.69% 9/17/29	115,557	$ 115,840
Series 2018-3A A 3.20% 9/15/28	40,618	40,722
Series 2018-3A B 3.86% 9/15/28	200,000	202,778
Series 2018-4A A 3.71% 12/15/28	57,716	58,276
Series 2019-1A A 3.44% 4/16/29	107,184	107,956
Series 2019-2A A 3.13% 7/16/29	163,569	164,827
OneMain Financial Issuance Trust Series 2019-2A A 3.14% 10/14/36	140,000	141,281
Prosper Marketplace Issuance Trust Series 2019-1A A 3.54% 4/15/25	56,868	57,019
Santander Drive Auto Receivables Trust
Series 2015-2 D 3.02% 4/15/21	76,360	76,388
Series 2016-3 D 2.80% 8/15/22	150,000	150,899
Series 2017-2 D 3.49% 7/17/23	100,000	101,196
Series 2018-2 D 3.88% 2/15/24	200,000	203,632
Series 2018-5 D 4.19% 12/16/24	130,000	134,256
Series 2019-3 B 2.28% 9/15/23	130,000	130,216
SoFi Consumer Loan Program
Series 2016-2A A 3.09% 10/27/25	23,953	24,015
Series 2017-1 A 3.28% 1/26/26	50,243	50,593
Series 2017-4 A 2.50% 5/26/26	56,582	56,653
Series 2017-6 A2 2.82% 11/25/26	92,038	92,272
Series 2018-1 A1 2.55% 2/25/27	15,435	15,438
Series 2018-1 A2 3.14% 2/25/27	170,000	170,993
Series 2018-3 A1 3.20% 8/25/27	28,729	28,814
Tesla Auto Lease Trust Series 2018-A B 2.75% 2/20/20	120,000	120,052
•Trafigura Securitisation Series 2017-1A A1 3.33% (LIBOR01M + 0.85%) 12/15/20	210,000	210,325
Upgrade Master Pass-Thru Trust Series 2019-ST3 A 3.75% 11/15/25	100,000	100,100
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Upgrade Receivables Trust
Series 2018-1A A 3.76% 11/15/24	76,444	$ 76,689
Series 2019-2A A 2.77% 10/15/25	60,000	60,072
Westlake Automobile Receivables Trust
Series 2017-1A D 3.46% 10/17/22	100,000	100,603
Series 2018-2A B 3.20% 1/16/24	35,000	35,176
Series 2018-3A B 3.32% 10/16/23	150,000	151,130
Series 2018-3A C 3.61% 10/16/23	165,000	167,644
Series 2018-3A D 4.00% 10/16/23	40,000	41,070
Series 2019-2A B 2.62% 7/15/24	200,000	201,032
Series 2019-2A D 3.20% 11/15/24	130,000	131,061
Total Non-Agency Asset-Backed Securities (Cost $7,583,970)		7,651,162
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.81%
•Angel Oak Mortgage Trust Series 2019-4 A1 2.99% 7/26/49	160,196	161,246
•Connecticut Avenue Securities Trust
Series 2019-R02 1M1 2.87% (LIBOR01M + 0.85%) 8/25/31	105,948	106,019
Series 2019-R05 1M1 2.77% (LIBOR01M + 0.75%) 7/25/39	148,282	148,345
•Deephaven Residential Mortgage Trust Series 2019-3A A1 2.96% 7/25/59	162,632	162,817
Total Non-Agency Collateralized Mortgage Obligations (Cost $577,056)		578,427
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.08%
•Benchmark Mortgage Trust Series 2018-B2 A5 3.88% 2/15/51	40,000	44,119
CFCRE Commercial Mortgage Trust Series 2016-C4 AM 3.69% 5/10/58	50,000	53,026
Citigroup Commercial Mortgage Trust Series 2015-GC35 A4 3.82% 11/10/48	40,000	43,416

LVIP BlackRock Advantage Allocation Fund–20

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Csail Commercial Mortgage Trust
Series 2015-C2 A4 3.50% 6/15/57	100,000	$ 105,985
•Series 2017-CX10 A5 3.46% 11/15/50	30,000	32,153
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3 A4 2.63% 8/15/49	40,000	40,817
JPM-BB Commercial Mortgage Securities Trust
•Series 2013-C14 AS 4.41% 8/15/46	40,000	42,646
Series 2013-C17 A4 4.20% 1/15/47	75,000	80,858
Series 2014-C22 A4 3.80% 9/15/47	100,000	106,995
Series 2015-C33 A4 3.77% 12/15/48	50,000	54,205
Series 2016-C1 A5 3.58% 3/15/49	30,000	32,230
Morgan Stanley Bank of America Merrill Lynch Trust
•Series 2013-C10 A4 4.22% 7/15/46	50,000	53,323
Series 2015-C27 A4 3.75% 12/15/47	50,000	54,004
Series 2016-C28 A4 3.54% 1/15/49	60,000	64,211
Morgan Stanley Capital I Trust
Series 2012-C4 AS 3.77% 3/15/45	70,000	72,134
Series 2019-H6 A4 3.42% 6/15/52	20,000	21,501
Series 2019-L2 A4 4.07% 3/15/52	70,000	78,958
Mortgage Trust Series 2012-CR3 AM 3.42% 10/15/45	50,000	51,257
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16 A5 3.82% 8/15/50	100,000	106,656
Series 2015-C26 AS 3.58% 2/15/48	30,000	31,558
Series 2018-C44 A5 4.21% 5/15/51	40,000	45,117
WF -RBS Commercial Mortgage Trust Series 2013-C12 A4 3.20% 3/15/48	10,000	10,315
WFRBS Commercial Mortgage Trust
Series 2013-C14 A5 3.34% 6/15/46	20,000	20,766
•Series 2013-C18 A5 4.16% 12/15/46	50,000	53,808
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust (continued)
•Series 2013-UBS1 A4 4.08% 3/15/46	50,000	$ 53,429
•Series 2014-C23 AS 4.21% 10/15/57	30,000	32,560
Series 2014-C24 AS 3.93% 11/15/47	90,000	95,591
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $1,421,255)		1,481,638
ΔSOVEREIGN BONDS–0.56%
COLOMBIA–0.31%
Colombia Government International Bond 4.50% 1/28/26	200,000	218,775
		218,775
MEXICO–0.07%
Mexico Government International Bond 6.05% 1/11/40	40,000	50,450
		50,450
PERU–0.03%
Peruvian Government International Bond 5.63% 11/18/50	15,000	22,013
		22,013
URUGUAY–0.15%
Uruguay Government International Bond
4.38% 10/27/27	50,000	55,032
4.38% 1/23/31	30,000	33,173
5.10% 6/18/50	15,000	17,906
		106,111
Total Sovereign Bonds (Cost $374,573)		397,349

	Number of Shares
MONEY MARKET FUND–0.75%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.88%)	535,242	535,242
Total Money Market Fund (Cost $535,242)		535,242

LVIP BlackRock Advantage Allocation Fund–21

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–100.27% (Cost $68,072,054)	$71,431,164

	Principal Amount°	Value (U.S. $)
TBA SALES–(1.84)%
AGENCY MORTGAGE-BACKED SECURITIES–(1.84)%
Fannie Mae S.F. 30 yr TBA	(1,000)	$ (1,026)
Fannie Mae S.F. 30 yr TBA	(1,214,000)	(1,259,667)
GNMA II S.F. 30 yr TBA	(50,000)	(51,997)
Total TBA Sales (Proceeds $1,312,671)		(1,312,690)

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.00%	1,117,336
NET ASSETS APPLICABLE TO 5,657,029 SHARES OUTSTANDING–100.00%	$71,235,810

† Non-income producing.
§ Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
× Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2019. Rate will reset at a future date.
Δ Securities have been classified by country of origin.
LVIP BlackRock Advantage Allocation Fund–22

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2019:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
4	U.S. Treasury 10 yr Notes	$521,250	$527,410	12/19/19	$—	$(6,160)
3	U.S. Treasury 10 yr Ultra Notes	427,219	434,442	12/19/19	—	(7,223)
2	U.S. Treasury 2 yr Notes	431,000	432,018	12/31/19	—	(1,018)
52	U.S. Treasury 5 yr Notes	6,195,719	6,173,153	12/31/19	22,566	—
1	U.S. Treasury Long Bonds	162,312	158,639	12/19/19	3,673	—
15	U.S. Treasury Ultra Bonds	2,878,594	2,963,368	12/19/19	—	(84,774)
					26,239	(99,175)
Equity Contracts:
1	E-mini MSCI Emerging Markets Index	50,095	51,298	12/20/19	—	(1,203)
1	E-mini S&P 500 Index	148,925	150,442	12/20/19	—	(1,517)
2	Euro STOXX 50 Index	77,495	76,399	12/20/19	1,096	—
1	Yen Denominated Nikkei 225 Index	101,110	101,113	12/12/19	—	(3)
					1,096	(2,723)
Total Futures Contracts					$27,335	$(101,898)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through September 30, 2019.

Summary of Abbreviations:
ADR–American Depositary Receipt
BB–Barclays Bank
CVA–Dutch Certificate
GDR–Global Depository Receipt
GNMA–Government National Mortgage Association
HSBC–Hong Kong and Shanghai Banking Corporation
IT–Information Technology
JPM-BB–JPMorgan
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
MSCI–Morgan Stanley Capital International
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
RBS–Royal Bank of Scotland
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
S.F.–Single Family
TBA–To be announced
USD–United States Dollar
WF–Wells Fargo
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes.
LVIP BlackRock Advantage Allocation Fund–23

LVIP BlackRock Advantage Allocation Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Advantage Allocation Fund (formerly, LVIP BlackRock Scientific Allocation Fund)(the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.   Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP BlackRock Advantage Allocation Fund–24

LVIP BlackRock Advantage Allocation Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$657,886	$—	$—	$657,886
Air Freight & Logistics	13,300	—	—	13,300
Automobiles	45,589	—	—	45,589
Banks	939,966	—	—	939,966
Biotechnology	452,159	—	—	452,159
Building Products	52,861	—	—	52,861
Capital Markets	524,905	—	—	524,905
Chemicals	219,104	—	—	219,104
Commercial Services & Supplies	98,337	—	—	98,337
Communications Equipment	114,202	—	—	114,202
Construction & Engineering	24,837	—	—	24,837
Consumer Finance	307,226	—	—	307,226
Containers & Packaging	81,939	4,312	—	86,251
Distributors	15,128	—	—	15,128
Diversified Consumer Services	71,096	—	—	71,096
Diversified Financial Services	239,015	—	—	239,015
Diversified Telecommunication Services	419,307	—	—	419,307
Electric Utilities	247,856	—	—	247,856
Electrical Equipment	41,248	—	—	41,248
Electronic Equipment, Instruments & Components	68,153	—	—	68,153
Entertainment	93,424	—	—	93,424
Equity Real Estate Investment Trusts	664,772	—	—	664,772
Food & Staples Retailing	105,250	—	—	105,250
Food Products	212,068	—	—	212,068
Gas Utilities	26,728	—	—	26,728
Health Care Equipment & Supplies	460,483	—	—	460,483
Health Care Providers & Services	596,195	—	—	596,195
Health Care Technology	180,632	—	—	180,632
Hotels, Restaurants & Leisure	591,514	61,822	—	653,336
Household Durables	40,684	—	—	40,684
Household Products	320,386	—	—	320,386
Industrial Conglomerates	264,992	—	—	264,992
Insurance	788,845	—	—	788,845
Interactive Media & Services	917,117	—	—	917,117
Internet & Direct Marketing Retail	729,262	—	—	729,262
IT Services	1,463,581	—	—	1,463,581
Life Sciences Tools & Services	147,160	—	—	147,160
Machinery	278,438	—	—	278,438
Media	606,138	—	—	606,138
Metals & Mining	13,255	—	—	13,255
Multiline Retail	23,046	—	—	23,046
Multi-Utilities	136,798	—	—	136,798
Oil, Gas & Consumable Fuels	321,093	—	—	321,093
Personal Products	163,274	—	—	163,274
Pharmaceuticals	770,429	—	—	770,429
Professional Services	253,193	—	—	253,193
Road & Rail	59,889	—	—	59,889
Semiconductors & Semiconductor Equipment	535,896	—	—	535,896
Software	1,712,137	—	—	1,712,137
Specialty Retail	199,740	—	—	199,740
Technology Hardware, Storage & Peripherals	795,109	—	—	795,109
Textiles, Apparel & Luxury Goods	67,614	—	—	67,614
Thrifts & Mortgage Finance	30,996	—	—	30,996
Tobacco	133,257	—	—	133,257
LVIP BlackRock Advantage Allocation Fund–25

LVIP BlackRock Advantage Allocation Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Common Stock (continued)
U.S. Markets (continued)
Trading Companies & Distributors	$49,599	$—	$—	$49,599
Transportation Infrastructure	10,854	—	—	10,854
Wireless Telecommunication Services	8,385	—	—	8,385
Developed Markets
Aerospace & Defense	—	34,600	—	34,600
Air Freight & Logistics	—	102,703	—	102,703
Airlines	—	109,370	—	109,370
Auto Components	—	101,050	—	101,050
Automobiles	—	196,854	—	196,854
Banks	817,423	368,781	—	1,186,204
Beverages	—	317,392	—	317,392
Biotechnology	—	79,557	—	79,557
Building Products	6,348	95,592	—	101,940
Capital Markets	12,368	79,036	—	91,404
Chemicals	45,331	353,568	—	398,899
Commercial Services & Supplies	—	80,675	—	80,675
Construction & Engineering	—	227,430	—	227,430
Construction Materials	—	53,741	—	53,741
Consumer Finance	—	59,187	—	59,187
Containers & Packaging	—	17,708	—	17,708
Distributors	—	7,872	—	7,872
Diversified Consumer Services	—	10,365	—	10,365
Diversified Financial Services	—	68,974	—	68,974
Diversified Telecommunication Services	301,089	206,933	—	508,022
Electric Utilities	—	81,792	—	81,792
Electrical Equipment	—	38,037	—	38,037
Electronic Equipment, Instruments & Components	—	23,168	—	23,168
Energy Equipment & Services	—	27,090	—	27,090
Entertainment	—	12,620	—	12,620
Equity Real Estate Investment Trusts	—	12,509	—	12,509
Food & Staples Retailing	13,729	87,293	—	101,022
Food Products	8,012	347,338	—	355,350
Gas Utilities	—	12,245	—	12,245
Health Care Equipment & Supplies	—	119,945	—	119,945
Health Care Providers & Services	—	11,437	—	11,437
Hotels, Restaurants & Leisure	24,104	244,394	—	268,498
Household Durables	—	13,706	—	13,706
Household Products	—	9,891	—	9,891
Independent Power and Renewable Electricity Producers	13,143	—	—	13,143
Industrial Conglomerates	—	24,942	—	24,942
Insurance	149,081	572,631	—	721,712
Interactive Media & Services	—	13,059	—	13,059
Internet & Direct Marketing Retail	—	5,748	—	5,748
IT Services	29,367	47,475	—	76,842
Life Sciences Tools & Services	—	7,134	—	7,134
Machinery	—	524,282	—	524,282
Media	10,671	58,885	—	69,556
Metals & Mining	9,932	353,377	—	363,309
Multiline Retail	—	21,414	—	21,414
Multi-Utilities	—	121,855	—	121,855
Oil, Gas & Consumable Fuels	126,850	533,864	—	660,714
Personal Products	—	614,339	—	614,339
Pharmaceuticals	—	1,159,294	—	1,159,294
Professional Services	—	359,089	—	359,089
Real Estate Management & Development	—	81,209	—	81,209
Road & Rail	8,909	127,302	—	136,211
LVIP BlackRock Advantage Allocation Fund–26

LVIP BlackRock Advantage Allocation Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Common Stock (continued)
Developed Markets (continued)
Semiconductors & Semiconductor Equipment	$—	$145,931	$—	$145,931
Software	—	60,945	—	60,945
Specialty Retail	—	107,648	—	107,648
Technology Hardware, Storage & Peripherals	—	151,612	—	151,612
Textiles, Apparel & Luxury Goods	80,950	357,004	—	437,954
Tobacco	106,626	284,984	—	391,610
Trading Companies & Distributors	—	80,205	—	80,205
Transportation Infrastructure	—	9,995	—	9,995
Wireless Telecommunication Services	—	220,346	—	220,346
Emerging Markets
Air Freight & Logistics	—	1,254	—	1,254
Airlines	—	5,812	—	5,812
Auto Components	—	5,136	—	5,136
Automobiles	—	30,830	—	30,830
Banks	18,436	168,344	—	186,780
Beverages	42,051	2,499	—	44,550
Biotechnology	—	12,449	—	12,449
Capital Markets	—	25,487	—	25,487
Chemicals	—	6,297	—	6,297
Construction & Engineering	—	124,922	—	124,922
Construction Materials	6,527	48,421	—	54,948
Consumer Finance	—	4,625	—	4,625
Diversified Financial Services	—	31,931	—	31,931
Diversified Telecommunication Services	—	130,616	—	130,616
Electric Utilities	—	54,826	—	54,826
Electrical Equipment	—	10,139	—	10,139
Electronic Equipment, Instruments & Components	—	57,660	—	57,660
Food & Staples Retailing	2,129	14,037	—	16,166
Food Products	4,453	101,910	—	106,363
Health Care Equipment & Supplies	—	1,701	—	1,701
Health Care Providers & Services	—	21,582	—	21,582
Hotels, Restaurants & Leisure	1,399	—	—	1,399
Household Durables	—	5,517	—	5,517
Household Products	—	23,720	—	23,720
Independent Power and Renewable Electricity Producers	6,801	33,497	—	40,298
Industrial Conglomerates	—	27,043	—	27,043
Insurance	5,414	40,935	—	46,349
Interactive Media & Services	1,880	202,875	—	204,755
Internet & Direct Marketing Retail	321,140	26,497	—	347,637
IT Services	43,308	67,409	—	110,717
Machinery	—	1,483	—	1,483
Marine	—	55,434	—	55,434
Media	2,014	996	—	3,010
Metals & Mining	—	141,712	—	141,712
Multiline Retail	14,225	—	—	14,225
Oil, Gas & Consumable Fuels	55,325	459,907	—	515,232
Paper & Forest Products	—	1,552	—	1,552
Pharmaceuticals	—	39,762	—	39,762
Professional Services	2,886	—	—	2,886
Real Estate Management & Development	—	251,605	—	251,605
Semiconductors & Semiconductor Equipment	—	247,825	—	247,825
Specialty Retail	—	4,739	—	4,739
Technology Hardware, Storage & Peripherals	—	113,174	—	113,174
Textiles, Apparel & Luxury Goods	—	52,652	—	52,652
Thrifts & Mortgage Finance	—	81,615	—	81,615
Tobacco	—	3,617	—	3,617
LVIP BlackRock Advantage Allocation Fund–27

LVIP BlackRock Advantage Allocation Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Common Stock (continued)
Emerging Markets (continued)
Transportation Infrastructure	$1,785	$21,912	$—	$23,697
Water Utilities	—	11,743	—	11,743
Wireless Telecommunication Services	28,481	124,104	—	152,585
Preferred Stocks	261,475	9,264	—	270,739
Rights	—	—	—	0
Agency Collateralized Mortgage Obligations	—	1,548,509	—	1,548,509
Agency Commercial Mortgage-Backed Securities	—	592,680	—	592,680
Agency Mortgage-Backed Securities	—	12,294,013	—	12,294,013
Agency Obligations	—	77,271	—	77,271
Corporate Bonds	—	12,410,094	—	12,410,094
Municipal Bonds	—	240,147	—	240,147
Non-Agency Asset-Backed Securities	—	7,651,162	—	7,651,162
Non-Agency Collateralized Mortgage Obligations	—	578,427	—	578,427
Non-Agency Commercial Mortgage-Backed Securities	—	1,481,638	—	1,481,638
Sovereign Bonds	—	397,349	—	397,349
Money Market Fund	535,242	—	—	535,242
Total Investments	$21,525,251	$49,905,913	$—	$71,431,164
Liabilities:
TBA Sales	$—	$(1,312,690)	$—	(1,312,690)
Derivatives:

Assets:
Futures Contracts	$27,335	$—	$—	$27,335
Liabilities:
Futures Contracts	$(101,898)	$—	$—	$(101,898)
During the period ended September 30, 2019, there were no material transfers to or from Level 3 investments.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP BlackRock Advantage Allocation Fund–28